Loans and advances to clients (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loan past due not classified as impaired
Commercial and industrial	R$ 3,517,086	R$ 4,424,143	R$ 3,559,349
Real estate - Construction	5,781,977	4,527,432	4,879,563
Installment loans to individuals	13,489,513	13,255,646	9,266,366
Financial Leasing	24,325	167,741	176,528
Total	R$ 22,812,900	R$ 22,374,962	R$ 17,881,806
Of Total Loans Past Due For Less Than Days
Loan past due not classified as impaired
Commercial and industrial	15.42%	19.77%	19.90%
Real estate - Construction	25.35%	20.23%	27.29%
Installment loans to individuals	59.13%	59.24%	51.82%
Financial Leasing	0.11%	0.75%	0.99%
Total	100.00%	100.00%	100.00%